RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2) In Millions, unless otherwise specified							12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Designated as a net investment hedge US$ denominated USD ($)	Dec. 31, 2014 Designated as a net investment hedge US$ denominated CAD	Dec. 31, 2013 Designated as a net investment hedge US$ denominated USD ($)	Dec. 31, 2013 Designated as a net investment hedge US$ denominated CAD	Dec. 31, 2014 Designated as a net investment hedge Cross-currency swaps US$ denominated CAD	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps US$ denominated CAD	Dec. 31, 2014 Designated as a net investment hedge Cross-currency swaps US$ denominated USD ($)	Dec. 31, 2013 Designated as a net investment hedge Cross-currency swaps US$ denominated USD ($)	Dec. 31, 2014 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2014 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated CAD	Dec. 31, 2013 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2013 Designated as a net investment hedge Forward foreign exchange contracts US$ denominated CAD
Risk management and financial instruments
U.S. dollar foreign exchange forward contracts (maturing 2015)	(1,160)	(612)					(431)	(201)				(28)		(11)
Fair value				(459)		(212)
Notional or Principal Amount			4,300		4,650				2,900	3,800	1,400		850
Net realized gains related to the interest component							21	29